As filed with the Securities and Exchange Commission on November 29, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.37%

	Agricultural Chemicals - 1.95%
12,900	Potash Corporation of Saskatchewan, Inc. - ADR	$560,118

	Air Delivery & Freight Services - 1.70%
5,800	FedEx Corp.	490,796

	Application Software - 3.24%
31,300	Microsoft Corp.	932,114

	Asset Management - 2.99%
4,830	BlackRock, Inc.	861,189

	Auto Manufacturers - Major - 2.09%
26,400	General Motors Co.*	600,600

	Business Services - 2.01%
4,300	Visa, Inc. - Class A	577,404

	Catalog & Mail Order Houses - 1.63%
1,850	Amazon.com, Inc.*	470,492

	Communication Equipment - 0.93%
104,550	Nokia Oyj - ADR	268,694

	Conglomerates - 4.88%
61,900	General Electric Co.	1,405,749

	Data Storage Devices - 2.09%
22,100	EMC Corp.*	602,667

	Diversifed Electronics - 1.97%
16,700	TE Connectivity Ltd.#	567,967

	Drug Manufacturers - 2.01%
8,400	Johnson & Johnson	578,844

	Independent Oil & Gas - 6.07%
28,900	Chesapeake Energy Corp.	545,343
5,600	EOG Resources, Inc.	627,480
17,500	Suncor Energy, Inc.#	574,875
		1,747,698

	Industrial Electrical Equipment - 5.72%
49,900	ABB Ltd. - ADR	933,130
15,130	Eaton Corp.	715,044
		1,648,174

	Industrial Metals & Minerals - 3.50%
14,670	BHP Billiton Ltd. - ADR	1,006,509

	Internet Information Provider - 2.86%
1,090	Google, Inc. - Class A*	822,405

	Medical Instruments & Supplies - 2.55%
12,200	Baxter International, Inc.	735,172

	Money Center Banks - 5.07%
42,300	Wells Fargo & Co.	1,460,619

	Oil & Gas Drilling & Exploration - 1.57%
10,100	Transocean Ltd.#	453,389

	Oil & Gas Equipment & Services - 2.42%
8,700	National Oilwell Varco, Inc.	696,957

	Personal Computers - 5.56%
2,400	Apple, Inc.*	1,601,424

	Personal Products - 2.02%
8,400	Procter & Gamble Co.	582,624

	Processed & Packaged Goods - 3.05%
12,400	PepsiCo, Inc.	877,548

	Restaurants - 2.10%
9,100	Yum! Brands, Inc.	603,694

	Semiconductor - Broad Line - 2.06%
26,200	Intel Corp.	594,216

	Semiconductor - Equipment & Materials - 2.78%
71,600	Applied Materials, Inc.	799,414

	Semiconductor - Integrated Circuits - 6.96%
13,800	Analog Devices, Inc.	540,822
15,600	Broadcom Corp. - Class A	539,448
14,800	Qualcomm, Inc.	924,852
		2,005,122

	Specialty Retail - Other - 1.72%
43,000	Staples, Inc.	495,360

	Telecommunication Services/Domestic - 6.87%
22,500	AT&T, Inc.	848,250
39,700	Vodafone Group Plc - ADR	1,131,251
		1,979,501

	Total Common Stocks (Cost $23,066,524)	26,026,460

	SHORT-TERM INVESTMENTS - 9.65%
2,778,530	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $2,778,530)	2,778,530
	Total Investments in Securities (Cost $25,845,054) - 100.02%	28,804,990
	Liabilities in Excess of Other Assets - (0.02)%	(5,442)
	Net Assets - 100.00%	$28,799,548

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of September 30, 2012.
	ADR - American Depository Receipt

TacticalShares Dynamic Allocation Fund
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 96.54%

	Developed Markets - 18.66%
10,176	iShares MSCI Australia Index Fund	$242,087
10,425	iShares MSCI Belgium Capped Investable Market Index Fund	131,147
12,053	iShares MSCI France Index Fund	252,872
10,249	iShares MSCI Germany Index Fund	231,422
6,193	iShares MSCI Hong Kong Index Fund	112,713
5,893	iShares MSCI Ireland Capped Investable Market Index Fund	133,182
10,343	iShares MSCI Italy Index Fund	124,426
8,612	iShares MSCI Netherlands Investable Market Index Fund	159,322
8,042	iShares MSCI Singapore Index Fund	107,843
5,828	iShares MSCI Spain Index Fund	161,377
5,498	iShares MSCI Sweden Index Fund	155,373
10,676	iShares MSCI Switzerland Index Fund	262,523
28,246	iShares MSCI United Kingdom Index Fund	491,763
		2,566,050

	Emerging Markets - 24.25%
14,115	iShares FTSE China 25 Index Fund	488,520
3,148	iShares MSCI All Peru Capped Index Fund	139,488
6,869	iShares MSCI Brazil Index Fund	371,269
2,247	iShares MSCI Chile Investable Market Index Fund	139,584
4,210	iShares MSCI Indonesia Investable Market Index Fund	125,753
8,651	iShares MSCI Malaysia Index Fund	126,045
2,306	iShares MSCI Mexico Investable Market Index Fund	150,789
4,960	iShares MSCI Poland Investable Market Index Fund	130,696
11,334	iShares MSCI Russia Capped Index Fund	255,808
3,640	iShares MSCI South Africa Index Fund	242,970
5,660	iShares MSCI South Korea Index Fund	334,676
22,490	iShares MSCI Taiwan Index Fund	300,466
1,770	iShares MSCI Thailand Investable Market Index Fund	134,219
2,258	iShares MSCI Turkey Investable Market Index Fund	126,177
10,930	iShares S&P India Nifty 50 Index Fund	268,222
		3,334,682

	Natural Resources - 23.49%
5,406	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	346,579
3,307	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	171,997
9,939	iShares Gold Trust*	171,647
28,215	iShares MSCI Global Select Metals & Mining Producers Fund	579,818
13,098	iShares S&P Global Energy Sector Index Fund	515,144
5,936	iShares S&P Global Timber & Forestry Index Fund	241,714
5,121	iShares Silver Trust*	171,451
16,616	Market Vectors Agribusiness ETF	860,543
9,945	PowerShares Global Water Portfolio	172,049
		3,230,942

	Treasuries/Investment Grade Bonds - 5.79%
415	iShares Barclays 1-3 Year Treasury Bond Fund	35,068
3,401	Schwab Short-Term U.S. Treasury ETF	171,866
9,652	Vanguard Short-Term Government Bond ETF	588,675
		795,609

	U.S. Equity Sectors - 24.35%
4,833	iShares Dow Jones U.S. Basic Materials Sector Index Fund	327,242
4,597	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	342,339
3,945	iShares Dow Jones U.S. Consumer Services Sector Index Fund	341,321
7,738	iShares Dow Jones U.S. Energy Sector Index Fund	326,621
5,538	iShares Dow Jones U.S. Financial Sector Index Fund	322,921
4,145	iShares Dow Jones U.S. Healthcare Sector Index Fund	350,626
4,570	iShares Dow Jones U.S. Industrial Sector Index Fund	322,642
4,426	iShares Dow Jones U.S. Technology Sector Index Fund	335,801
13,051	iShares Dow Jones U.S. Telecommunications Sector Index Fund	333,192
3,866	iShares Dow Jones U.S. Utilities Sector Index Fund	346,007
		3,348,712

	Total Exchange-Traded Funds (Cost $13,104,860)	13,275,995

	SHORT-TERM INVESTMENTS - 4.96%
682,460	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $682,460)	682,460
	Total Investments in Securities (Cost $13,787,320) - 101.50%	13,958,455
	Liabilities in Excess of Other Assets - (1.50)%	(205,880)
	Net Assets - 100.00%	$13,752,575

	* Non-income producing security.
	† Rate shown is the 7-day yield as of September 30, 2012.

Capital Advisors Growth Fund
TacticalShares Dynamic Allocation Fund
Notes to Schedule of Investments
September 30, 2012 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the TacticalShares Dynamic Allocation Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2012:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$4,464,671	$-	$-	$4,464,671
Conglomerates	1,405,749	-	-	1,405,749
Consumer Goods	2,060,772	-	-	2,060,772
Financial	2,321,808	-	-	2,321,808
Healthcare	1,314,016	-	-	1,314,016
Industrial Goods	1,648,174	-	-	1,648,174
Services	2,637,746	-	-	2,637,746
Technology	10,173,524	-	-	10,173,524
Total Common Stocks	26,026,460	-	-	26,026,460
Short-Term Investments	2,778,530	-	-	2,778,530
Total Investments in Securities	$28,804,990	$-	$-	$28,804,990

TacticalShares Dynamic Allocation Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,142,813	$133,182	$-	$13,275,995
Short-Term Investments	682,460	-	-	682,460
Total Investments in Securities	$13,825,273	$133,182	$-	$13,958,455

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at September 30, 2012, the end of the reporting period.  The Capital Advisors Growth Fund recognized no transfers to/from Level 1 or Level 2. In the TacticalShares Dynamic Allocation Fund, a transfer in the amount of $133,182 was made into Level 2 from Level 1 because the security was valued at the mean price on September 30, 2012. There were no Level 3 securities held in the Funds during the period ended September 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$25,845,054

Gross unrealized appreciation	$3,904,957
Gross unrealized depreciation	(945,021)
Net unrealized appreciation	$2,959,936

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows**:

TacticalShares Dynamic Allocation Fund

Cost of investments	$13,787,320

Gross unrealized appreciation	$251,419
Gross unrealized depreciation	(80,284)
Net unrealized appreciation	$171,135

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 11/29/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/29/2012

* Print the name and title of each signing officer under his or her signature.